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MassMutual Growth Opportunities Fund
MassMutual Growth Opportunities Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 143 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Growth Opportunities Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Growth Opportunities Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%		0.71%	0.71%
Distribution and Service (Rule 12b-1) Fees	none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses	0.14%	0.24%	0.34%	0.44%	0.34%	0.39%	[1]	0.34%	0.24%
Total Annual Fund Operating Expenses	0.85%	0.95%	1.05%	1.15%	1.30%	1.35%		1.55%	0.95%
[1]	Other Expenses have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	87	271	471	1,049
Class R5	97	303	525	1,166
Service Class	107	334	579	1,283
Administrative Class	117	365	633	1,398
Class R4	132	412	713	1,568
Class A	680	954	1,249	2,085
Class R3	158	490	845	1,845
Class Y	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
This Fund seeks to achieve its objective by investing primarily in equity securities of U.S. companies that the Fund’s subadvisers believe offer the potential for long-term growth. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in mid- and large-capitalization equity securities of U.S. companies, but may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
The Fund is managed by two subadvisers, Sands Capital Management, LLC (“Sands Capital”) and Jackson Square Partners, LLC (“Jackson Square”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Sands Capital seeks long-term capital appreciation by investing in stocks believed to have potential for dramatic wealth creation using bottom-up, fundamental research and focusing on six key investment criteria: sustainable, above average earnings growth, a leadership position in a promising business space, significant competitive advantages/unique business franchise, a clear mission and value-added focus, financial strength, and rational valuation relative to the market and business prospects. Sands Capital does not typically invest in companies with market capitalizations less than $1 billion. Jackson Square seeks to select securities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the return on capital above its cost of capital. Jackson Square will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase. Each subadviser may sell securities for a variety of reasons, such as, if, in its judgment, the prospects for future growth diminish, a more attractive opportunity is identified, if fundamentals unexpectedly change, or if valuations are stretched past fair value.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) and performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares, adjusted for Class R4 shares to reflect Class R4 expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	2Q ’20,	34.26%	Lowest Quarter:	2Q ’22,	–28.81%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Growth Opportunities Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R5	48.00%	12.47%	10.05%
Class I	47.72%	12.55%	10.14%
Service Class	47.78%	12.35%	9.93%
Administrative Class	47.74%	12.23%	9.83%
Class R4	47.35%	12.09%	9.68%
Class A	39.56%	10.71%	8.94%
Class R3	47.58%	11.88%	9.42%
Class Y	47.75%	12.43%	10.03%
After Taxes on Distributions | Class R5	48.00%	7.94%	6.18%
After Taxes on Distributions and Sale of Fund Shares | Class R5	28.42%	9.61%	7.44%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	42.68%	19.50%	14.86%